Offerings - Offering: 1	Nov. 21, 2025 USD ($)
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Unallocated (Universal) Shelf
Amount Registered	0
Proposed Maximum Offering Price per Unit	0
Maximum Aggregate Offering Price	$ 1,000,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 138,100
Offering Note	The securities registered hereunder include such indeterminate number of (a) shares of common stock, (b) shares of preferred stock, (c) debt securities, (d) depositary shares, (e) warrants to purchase common stock, preferred stock, debt securities or depositary shares of the registrant, (f) subscription rights to purchase common stock, preferred stock, debt securities, depositary shares, warrants or units consisting of some or all of these securities of the registrant, (g) purchase contracts and (h) units consisting of some or all of these securities, as may be sold from time to time by the registrant. There are also being registered hereunder an indeterminate number of shares of common stock and preferred stock as shall be issuable upon conversion, exchange or exercise of any securities that provide for such issuance. Pursuant to Rule 416 under the Securities Act of 1933, as amended, or the Securities Act, this registration statement shall also cover any additional shares of the registrant’s securities that become issuable by reason of any stock splits, stock dividends or similar transactions. The proposed maximum aggregate offering price per class of security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to General Instruction II.D. of Form S-3 under the Securities Act. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities, or that are issued in units.